Schedule Of Components Of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
PRC income tax provision	$ 168,170	$ 594,040	$ 459,215
PRC income tax	(28,770)	(2,932)	(7,426)
Income tax expenses	$ 139,400	$ 591,108	$ 451,789